Annual Operating Expenses - FidelityArizonaMunicipalIncomeFund-PRO - FidelityArizonaMunicipalIncomeFund-PRO - Fidelity Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%